Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSgA Active Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2015